Restrictions on cash and due from banks and certain securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash and Cash Equivalents Items [Line Items]
Average Reserve Required With Federal Reserve Bank	$ 1,000	$ 992
Restricted Cash And Cash Equivalents	$ 45	$ 44